Business Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2017
Business Segments and Related Information [Abstract]
Entity-Wide Disclosures by Geographic Area [text block table]

Entity-Wide Disclosures

The Group’s Entity-Wide Disclosures include net revenues from internal and external counterparties. Excluding revenues from internal counterparties would require disproportionate IT investment and is not in line with the Bank's management approach. For detail on our Net Revenue Components please see “Management Report: Operating and Financial Review: Results of Operations: Corporate Divisions”.

The following table presents total net revenues (before provisions for credit losses) by geographic area for the years ended December 31, 2017, 2016 and 2015, respectively. The information presented for CIB, PCB, Deutsche AM and NCOU has been classified based primarily on the location of the Group’s office in which the revenues are recorded. The information for C&A is presented on a global level only, as management responsibility for C&A is held centrally.

in € m.	2017	2016	2015
Germany:
Corporate & Investment Bank	1,503	1,924	1,942
Private & Commercial Bank	7,225	7,571	7,289
Deutsche Asset Management	1,009	888	963
Non-Core Operations Unit	0	221	105
Total Germany[1]	9,737	10,604	10,299
UK:
Corporate & Investment Bank	3,817	4,298	5,309
Private & Commercial Bank	34	83	77
Deutsche Asset Management	434	836	748
Non-Core Operations Unit	0	(322)	(73)
Total UK	4,284	4,895	6,061
Rest of Europe, Middle East and Africa:
Corporate & Investment Bank	1,268	1,544	1,647
Private & Commercial Bank	2,037	2,360	2,111
Deutsche Asset Management	465	497	402
Non-Core Operations Unit	0	23	9
Total Rest of Europe, Middle East and Africa	3,770	4,425	4,169
Americas (primarily United States):
Corporate & Investment Bank	4,999	5,928	6,209
Private & Commercial Bank	390	625	691
Deutsche Asset Management	492	578	727
Non-Core Operations Unit	0	(305)	754
Total Americas	5,881	6,826	8,381
Asia/Pacific:
Corporate & Investment Bank	2,639	3,068	3,792
Private & Commercial Bank	491	451	469
Deutsche Asset Management	133	216	176
Non-Core Operations Unit	0	1	(0)
Total Asia/Pacific	3,263	3,735	4,436
Consolidation & Adjustments	(488)	(471)	179
Consolidated net revenues[2]	26,447	30,014	33,525

[1] All Postbank operations are disclosed as German operations subject to further systems integration

[2] Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.